Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 1,528	$ 2,298	$ 2,365
Less: Income from discontinued operations, net of tax	(438)	(723)	(846)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	961	916	836
Deferred taxes	(83)	(142)	(199)
Net loss from derivatives and foreign exchange	1	93	29
Net gain from sale of property, plant and equipment	(51)	(57)	(37)
Net gain from sale of businesses	(55)	(57)	(252)
Fair value adjustment on assets and liabilities held for sale	421	0	0
Share-based payment arrangements	46	50	49
Other	(59)	(76)	4
Changes in operating assets and liabilities:
Trade receivables, net	(202)	(144)	(178)
Contract assets and liabilities	(128)	18	(6)
Inventories, net	(182)	(336)	(66)
Accounts payable, trade	130	454	474
Accrued liabilities	(76)	252	99
Provisions, net	(36)	87	(4)
Income taxes payable and receivable	(3)	(102)	202
Other assets and liabilities, net	(131)	(143)	106
Net cash provided by operating activities - continuing operations	1,899	2,352	2,588
Net cash provided by operating activities - discontinued operations	426	572	1,211
Net cash provided by operating activities	2,325	2,924	3,799
Investing activities:
Purchases of investments	(748)	(322)	(666)
Purchases of property, plant and equipment and intangible assets	(762)	(772)	(752)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(22)	(2,664)	(2,011)
Proceeds from sale of investments	749	567	1,443
Proceeds from maturity of investments	80	160	100
Proceeds from sales of property, plant and equipment	82	72	61
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	69	113	607
Net cash from settlement of foreign currency derivatives	(76)	(30)	63
Other investing activities	(23)	(32)	37
Net cash used in investing activities - continuing operations	(651)	(2,908)	(1,118)
Net cash used in investing activities - discontinued operations	(164)	(177)	(332)
Net cash used in investing activities	(815)	(3,085)	(1,450)
Financing activities:
Net changes in debt with maturities of 90 days or less	164	221	204
Increase in debt	2,406	1,914	920
Repayment of debt	(2,156)	(830)	(1,000)
Delivery of shares	10	42	163
Purchase of treasury stock	0	(250)	(251)
Dividends paid	(1,675)	(1,717)	(1,635)
Dividends paid to noncontrolling shareholders	(90)	(86)	(83)
Other financing activities	13	(35)	(6)
Net cash used in financing activities - continuing operations	(1,328)	(741)	(1,688)
Net cash used in investing activities - discontinued operations	(55)	(48)	(47)
Net cash used in financing activities	(1,383)	(789)	(1,735)
Effects of exchange rate changes on cash and equivalents	(28)	(131)	268
Net change in cash and equivalents	99	(1,081)	882
Cash and equivalents, beginning of period	3,445	4,526	3,644
Cash and equivalents, end of period	3,544	3,445	4,526
Supplementary disclosure of cash flow information:
Interest paid	284	243	205
Income taxes paid	$ 1,005	$ 1,026	$ 894